Condensed Consolidated Statements of Changes in Shareholders Equity (Unaudited) - USD ($)	Total	Ordinary shares	Additional Paid-in Capital	Statutory reserve	Retained Earnings (Accumulated Deficit)	Accumulated other comprehensive loss
Balance, shares at Dec. 31, 2022		2,106,556
Balance, amount at Dec. 31, 2022	$ 62,484,301	$ 31,598	$ 63,191,010	$ 1,006,384	$ 1,828,205	$ 83,514
Net income	376,211	0	0	0	376,211	0
Appropriation to statutory reserve	0	0	0	77,277	77,277	0
Foreign currency translation gain	57,460	$ 0	0	0	0	57,460
Balance, shares at Jun. 30, 2023		2,106,556
Balance, amount at Jun. 30, 2023	62,917,972	$ 31,598	63,191,010	1,083,661	1,529,271	140,974
Balance, shares at Dec. 31, 2023		3,351,336
Balance, amount at Dec. 31, 2023	66,536,935	$ 5,028	72,142,580	1,006,384	6,786,949	169,892
Net income	(4,724,773)	0	0	0	4,724,773	0
Foreign currency translation gain	48,025	$ 0	0	0	0	48,025
Issuance of ordinary shares, net, shares		25,000,000
Issuance of ordinary shares, net, amount	24,890,000	$ 375,000	24,515,000	0	0	0
Share-based compensation, shares		465,372
Share-based compensation, amount	1,256,504	$ 6,981	1,249,523	0	0	0
Reverse share-split adjustment, shares		45
Reverse share-split adjustment, amount	0	$ 45,241	45,241	0	0	0
Balance, shares at Jun. 30, 2024		28,816,663
Balance, amount at Jun. 30, 2024	$ 88,006,691	$ 432,250	$ 97,861,862	$ 1,006,384	$ 11,511,722	$ 217,917